Loans and Allowance for Credit Losses (Recognized Interest Income on Nonaccrual Loans) (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 14,733	¥ 16,627
Commercial | Domestic
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	1,845	2,121
Commercial | Foreign
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	4,120	5,026
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	431	237
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	22	14
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	6,993	7,585
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Recognized interest income	¥ 1,322	¥ 1,644